Share-Based Compensation - Schedule of Share-based Compensation Award Activity (Details) - $ / shares		12 Months Ended
		Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Nonvested Stock Options Grants In Period		0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 6 months
Number of Nonvested Shares (in shares)
Nonvested at January 31, 2015		148,535
Weighted-Average Grant Date Fair Value (in US$ per share)
Granted		$ 0
Share-Based Compensation Arrangement By Share-based Payment Award, Options, Vested, Number			46,875
Vested		$ 6.42
Share Based Compensation Arrangement By Share Based Payment Award Nonvested Stock Options Forfeitures In Period		4,250
Forfeited		$ 7.60
Granted		0	4,000	26,000
Share Based Compensation Arrangement By Share Based Payment Award Nonvested Stock Options Outstanding Number		36,625	87,750
Share Based Compensation Arrangement By Share Based Payment Award Nonvested Stock Options Outstanding Weighted Average Grant Date Fair Value		$ 3.28	$ 5.08
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other than Options Outstanding Number		330,994	346,305
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options, Accrued	[1]	318,094	328,155
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested Number		292,294	291,855
Number of Nonvested Shares (in shares)
Nonvested at January 31, 2015		38,700	54,450
Weighted-Average Grant Date Fair Value (in US$ per share)
Nonvested at January 31, 2015		$ 28.72	$ 21.30
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options, Vested, Grants In Period	[2]	2,826
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Non Vested Grants In Period	[2]	39,123
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Gross	[2]	41,949
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Accrued	[1],[2]	29,049
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Non Vested Grants In Period Weighted Average Grant Date Fair Value	[2]	$ 28.71
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options, Vested, Vested In Period		54,873
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested Non Vested In Period		(54,873)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Accrued	[1]	18,150
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested Non Vested In Period Weighted Average Grant Date Fair Value		$ 21.35
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options, Settled In Period		(57,260)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options, Settled In Period, Accrued	[1]	(57,260)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Settled In Period Weighted Average Grant Date Fair Value		$ 26.23
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(84,275)	117,250	140,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 4 months 24 days
Weighted-Average Grant Date Fair Value (in US$ per share)
Nonvested at January 31, 2015		$ 23.39	$ 12.69
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		364,238
Number of Nonvested Shares (in shares)
Nonvested at January 31, 2015		1,562,470	1,700,098
Weighted-Average Grant Date Fair Value (in US$ per share)
Nonvested at January 31, 2015		$ 15.61	$ 13.25
Number of Nonvested Stock Performance Awards at Maximum Level | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(168,550)
Number of Nonvested Shares (in shares)
Nonvested at January 31, 2015		297,070	329,050
Target Level [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(84,275)
Target Level [Member] | Performance Shares [Member]
Number of Nonvested Shares (in shares)
Nonvested at January 31, 2015		148,535	164,525

[1]	Accrued RSUs include all fully vested awards and a pro-rata portion of nonvested awards based on the elapsed portion of the vesting period. Includes dividend equivalents granted on outstanding RSUs, which vest immediately.
[2]	Granted RSUs include 3,249 RSUs resulting from dividend equivalents paid on outstanding RSUs, of which 2,826 related to outstanding vested RSUs and 423 to outstanding nonvested RSUs.